RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related party transactions with Bank Leumi

During October 2022, Zvika Naggan, who served as a member of our board of directors from the time of the spin-off until May 1, 2024, was appointed to serve as member of the board of directors of Bank Leumi. Accordingly, Bank Leumi was considered a related party during the period of Mr. Naggan’s overlapping service, but ceased to be a related party following his departure from our board on May 1, 2024. Effective as of December 31, 2023 we have extended the revolving credit facility with Bank Leumi Le-Israel B.M. (“Bank Leumi”), an Israeli bank. Under the credit facility with Bank Leumi, we were provided with a total of up to $35 million in borrowings, made available to the Company for two years, through January 2026. Our obligations under the credit facility are guaranteed by certain customary affirmative and restrictive covenants for credit facilities of this type. The credit facilities also contain financial covenants which are measured at the end of each quarter.

During the years ended January 31, 2026, 2025 and 2024, we did not withdraw any funds from the credit facility with Bank Leumi.
Related party transactions with Verint
In connection with the spin-off we entered into a Separation and Distribution Agreement with Verint related to the separation and distribution. In addition, we entered into several other agreements with Verint prior to completion of the spin-off to effect the separation and provide a framework for our relationship with Verint after the spin-off, including a Tax Matters Agreement, an Employee Matters Agreement, an Intellectual Property Cross License Agreement, and a Trademark Cross License Agreement. In the year ended January 31, 2024, we incurred net income of $4.7 million in relation to the Tax Matters Agreement with Verint. See also note “17. Commitments and Contingencies”. There were no transactions related to Verint during the years ended January 31, 2026 and 2025.